Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model

The fair value of each option is estimated on the date of grant using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	Options Granted in 2011 Under the 2007 Plan	Options Granted in 2012 Under the 2007 Plan	Options Granted in 2013 Under the 2007 Plan
Average risk-free rate of return	2.47%	1.04%	1.43%
Expected term	6 Years	6.46 Years	6 Years
Volatility rate	48.4%-50%	63.4%	55.7%
Dividend yield	0-5%	5%	5%

The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans

The following table is a summary of the Company's share option activity under the Plan (in US$, except options):

Options under the Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2013
2.50 (exercise price)	659,410	2.5	4.58	-

Granted to employee	-	-	-	-
Exercised
2.50 (exercise price)	15,124	2.5	-	12,099

Expired	-	-	-	-
Forfeited/Cancelled
2.50 (exercise price)	66,726	2.5	-	-

Outstanding, December 31, 2013
2.50 (exercise price)	577,560	2.5	3.58	101,073

Exercisable as at December 31, 2013
2.50 (exercise price)	577,560	2.5	3.58	101,073

2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans

The following table is a summary of the Company's share option activity under the 2007 Plan (in US$, except options):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2013
7.0 (exercise price)	810,566	7.00	4.83	-
2.975 (exercise price)	180,000	2.975	5.50	-
1.87 (exercise price)	500,000	1.87	6.25	-
1.8 (exercise price)	200,000	1.80	7.50	-
1.21 (exercise price)	6,789,020	1.21	7.95	3,783,371
1.085 (exercise price)	100,000	1.085	8.50	68,500
0.945 (exercise price)	1,000,000	0.945	8.80	825,000
1.64 (exercise price)	300,000	1.64	9.87	39,000
1.595 (exercise price)	200,000	1.595	9.87	35,000

Granted
2.105 (exercise price)	600,000	2.105	9.50	342,000
2.475 (exercise price)	400,000	2.475	9.60	80,000
2.86 (exercise price)	600,000	2.860	9.67	-
2.92 (exercise price)	600,000	2.92	9.68	-
3.185(exercise price)	400,000	3.185	9.85	-

Exercised
1.87 (exercise price)	406,666	1.87	-	203,333
1.8 (exercise price)	200,000	1.8	-	146,001
1.21 (exercise price)	4,082,020	1.21	-	5,634,094

Expired	-	-	-	-
1.21 (exercise price)	1,475,000	1.21	-	-
Forfeited/Cancelled
0.945 (exercise price)	1,000,000	0.945	-	-
7.0 (exercise price)	18,510	7.00	-	-
2.92 (exercise price)	600,000	2.92	-	-

Outstanding, December 31, 2013
7.0 (exercise price)	792,056	7.00	3.83	-
2.975 (exercise price)	180,000	2.975	4.50	-
1.87 (exercise price)	93,334	1.87	5.25	75,134
1.21 (exercise price)	1,232,000	1.21	6.95	1,804,880
1.085 (exercise price)	100,000	1.085	7.50	159,000
1.64 (exercise price)	300,000	1.64	8.87	310,500
1.595 (exercise price)	200,000	1.595	8.87	216,000
2.105 (exercise price)	600,000	2.105	9.50	342,000
2.475 (exercise price)	400,000	2.475	9.60	80,000
2.86 (exercise price)	600,000	2.86	9.67	-
3.185(exercise price)	400,000	3.185	9.85	-

Exercisable as at December 31, 2013
7.0 (exercise price)	792,056	7.00	3.83	-
2.975 (exercise price)	180,000	2.975	4.50	-
1.87 (exercise price)	93,334	1.87	5.25	75,134
1.21 (exercise price)	898,667	1.21	6.95	1,316,547
1.085 (exercise price)	100,000	1.085	7.50	159,000
1.64 (exercise price)	166,000	1.64	8.87	171,810
1.595 (exercise price)	66,000	1.595	8.87	71,280